Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies
Future minimum lease payments under all non-cancelable operating leases as of March 31, 2014 consist of the following:

Years Ending December 31,	Amount
2015	$430,144
2016	535,348
2017	485,040
2018	491,920
2019	499,122
2018 and thereafter	2,742,217
Total	$5,183,791

For the three months ended March 31, 2014 and 2013 rent expense was $100,258 and $116,159, respectively.
Letters of Credit
On October 26, 2011, the Company entered into an agreement with Digital Energy Corp., a customer of the Company, whereby the Company provided a letter of credit in the amount of $180,000, for the benefit of Digital Energy Corp., to satisfy a requirement of the New York Independent System Operator, Inc. A certificate of deposit for $180,000 secures the letter of credit. In exchange for providing this letter of credit, Digital Energy Corp. provided a promissory note to the Company for $180,000, with interest at 6%, payable in monthly installments of interest only. Principal would only be owed if the letter of credit was drawn upon and would become due and payable on the first anniversary date of the note. On February 19, 2013 this letter of credit and certificate of deposit restriction was released.
As of March 31, 2014, $583,073 in a letter of credit was outstanding under a revolving bank credit facility needed to collateralize a performance bond on a certain installation project. This revolving bank credit facility expires June 14, 2014. In addition, approximately $1,055,000 in a letter of credit was required to collateralize performance bonds on several installation projects. This letter of credit is collateralized by an account owned by John N. Hatsopoulos and expires July 22, 2014. In each case, a performance bond has been furnished on the project and would be drawn upon only in the event that Tecogen fails to complete the project in accordance with the contract.

Commitments and contingencies
Operating Lease Obligations
The Company leases office space and warehouse facilities under various lease agreements which expire through March 2024. The Company subleases portions of its corporate offices and manufacturing facility to sub-tenants under annual sublease agreements, on a calendar year basis (see Note 13 – Related party transactions). Total rent expense for the years ended December 31, 2013 and 2012 amounted to $616,041 and $595,851, offset by $127,784 and $173,898 in rent paid by sub-lessees, to both related and unrelated parties, for a net amount of $488,257 and $421,953.
As of December 31, 2013, the future minimum lease payments receivable on subleases were $51,033 on sub-leases.
The Company leased one service vehicle under a lease agreement which expired January 2012. Vehicle rent expense amounted to $387 during the year ended December 31, 2012.
Future minimum lease payments under all non-cancelable operating leases as of December 31, 2013 consist of the following:

Years Ending December 31,	Amount
2014	$579,495
2015	535,349
2016	485,040
2017	491,920
2018	499,122
2019 and thereafter	2,742,217
Total	$5,333,143

Letters of Credit
On October 26, 2011, the Company entered into an agreement with Digital Energy Corp., a customer of the Company, whereby the Company provided a letter of credit in the amount of $180,000, for the benefit of Digital Energy Corp., to satisfy a requirement of the New York Independent System Operator, Inc. A certificate of deposit for $180,000 secures the letter of credit. In exchange for providing this letter of credit, Digital Energy Corp. provided a promissory note to the Company for $180,000, with interest at 6%, payable in monthly installments of interest only. Principal would only be owed if the letter of credit was drawn upon and would become due and payable on the first anniversary date of the note. On February 19, 2013 this letter of credit and certificate of deposit restriction were released.
As of December 31, 2013, $583,073 in a letter of credit was outstanding under a revolving bank credit facility needed to collateralize a performance bond on a certain installation project. This revolving bank credit facility expires June 14, 2014. In addition, approximately $1,055,000 in letters of credit were required to collateralize performance bonds on several installation projects. This letter of credit is collateralized by an account owned by John N. Hatsopoulos and expires July 22, 2014. In each case, a performance bond has been furnished on the project and would be drawn upon only in the event that Tecogen fails to complete the project in accordance with the contract.
Legal Proceedings
From time to time the Company may be involved in various claims and other legal proceedings which arise in the normal course of business. Such matters are subject to many uncertainties and outcomes that are not predictable. Based on the information available to the Company and after discussions with legal counsel, the Company does not believe any such proceedings will have a material adverse effect on the business, results of operations, financial position or liquidity.